Supplementary cash flow information - Financing activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash used in financing activities excluding equity
Repayment of debt assumed in business acquisitions that occurred in prior year	$ (56,994)	$ (113,036)
Settlement of derivative financial instruments	2,921	6,258
Non-cash financing activities
Additions, disposals/retirements, change in estimates and lease modifications of right-of-use assets	86,691	101,180
Long-term debt
Financing activities
Balance, beginning of year	3,267,034	3,401,656
Cash used in financing activities excluding equity
Increase of long-term debt	948	0
Repayment of long-term debt and lease liabilities	(79,150)	(401,654)
Repayment of debt assumed in business acquisitions that occurred in prior year	(56,994)	(113,036)
Settlement of derivative financial instruments	0	0
Non-cash financing activities
Additions, disposals/retirements, change in estimates and lease modifications of right-of-use assets	0	0
Additions through business acquisitions (Note 27)	0	162,640
Changes in foreign currency exchange rates	(38,218)	207,561
Other	6,701	9,867
Balance, end of year	3,100,321	3,267,034
Derivative financial instruments to hedge long-term debt
Financing activities
Balance, beginning of year	(146,215)	17,187
Cash used in financing activities excluding equity
Increase of long-term debt	0	0
Repayment of long-term debt and lease liabilities	0	0
Repayment of debt assumed in business acquisitions that occurred in prior year	0	0
Settlement of derivative financial instruments	2,921	6,258
Non-cash financing activities
Additions, disposals/retirements, change in estimates and lease modifications of right-of-use assets	0	0
Additions through business acquisitions (Note 27)	0	0
Changes in foreign currency exchange rates	45,719	(169,660)
Other	0	0
Balance, end of year	(97,575)	(146,215)
Lease liabilities
Financing activities
Balance, beginning of year	709,201	776,940
Cash used in financing activities excluding equity
Increase of long-term debt	0	0
Repayment of long-term debt and lease liabilities	(161,211)	(160,583)
Repayment of debt assumed in business acquisitions that occurred in prior year	0	0
Settlement of derivative financial instruments	0	0
Non-cash financing activities
Additions, disposals/retirements, change in estimates and lease modifications of right-of-use assets	81,656	95,547
Additions through business acquisitions (Note 27)	0	23,181
Changes in foreign currency exchange rates	15,997	(25,153)
Other	(3,680)	(731)
Balance, end of year	$ 641,963	$ 709,201